As filed with the Securities and Exchange Commission on January 6, 2011
================================================================================
                                            1933 Act Registration No. 333-143964
                                             1940 Act Registration No. 811-21944


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]
Pre-Effective Amendment No. __                                              [ ]
Post-Effective Amendment No. 40                                             [X]
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [ ]
Amendment No. 43                                                            [X]


                      FIRST TRUST EXCHANGE-TRADED FUND II
               (Exact name of registrant as specified in charter)
                             120 East Liberty Drive
                            Wheaton, Illinois 60187
              (Address of Principal Executive Offices) (Zip Code)


       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 621-1675

                       W. Scott Jardine, Esq., Secretary
                      First Trust Exchange-Traded Fund II
                           First Trust Advisors L.P.
                             120 East Liberty Drive
                            Wheaton, Illinois 60187
                    (Name and Address of Agent for Service)

                                    Copy to:
                               Eric F. Fess, Esq.
                             Chapman and Cutler LLP
                             111 West Monroe Street
                            Chicago, Illinois 60603


It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)
[X] on February 4, 2011 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                  CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 40

         This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:

         The Facing Sheet

         The sole purpose of this filing is to delay the effectiveness of the Registrant's Post-Effective Amendment No. 39 under the Securities Act of 1933, as it relates to the First Trust NASDAQ CEA Smartphone Index Fund, until February 4, 2011. Parts A and B of the Registrant's Post-Effective Amendment No. 36, as it relates to First Trust NASDAQ CEA Smartphone Index Fund, filed on August 3, 2010, are incorporated by reference herein.

         Part C - Other Information

         Signatures

         Index to Exhibits

         Exhibits

                      First Trust Exchange-Traded Fund II
                           PART C - OTHER INFORMATION


ITEM 28.            EXHIBITS


EXHIBIT NO.         DESCRIPTION

(a)         Declaration of Trust of the Registrant. (1)

(b)         By-Laws of the Registrant. (1)

(c)(1) Amended and Restated Establishment and Designation of Series dated June 11, 2007. (2)

   (2) Amended and Restated Establishment and Designation of Series dated July 18, 2007. (5)

   (3) Amended and Restated Establishment and Designation of Series dated May 22, 2008. (8)

   (4) Amended and Restated Establishment and Designation of Series dated September 15, 2008. (10)

   (5) Amended and Restated Establishment and Designation of Series dated January 28, 2009. (11)

   (6) Amended and Restated Establishment and Designation of Series dated August 24, 2009. (13)

   (7) Amended and Restated Establishment and Designation of Series dated January 21, 2010. (14)

   (8) Amended and Restated Establishment and Designation of Series dated July 21, 2010. (18)

(d)(1)      Investment Management Agreement. (4)

   (2)      Expense Reimbursement, Fee Waiver and Recovery Agreement. (4)

   (3)      Amended Exhibit A of the Investment Management Agreement. (8)

   (4) Amended Exhibit A of the Expense Reimbursement, Fee Waiver and Recovery Agreement. (8)

   (5)      Amended Exhibit A of the Investment Management Agreement. (10)

   (6) Amended Exhibit A of the Expense Reimbursement, Fee Waiver and Recovery Agreement. (10)

   (7) Letter Agreement regarding the Expense Reimbursement, Fee Waiver and Recovery Agreement dated January 28, 2009. (11)

   (8)      Amended Exhibit A of the Investment Management Agreement. (13)

   (9) Amended Exhibit A of the Expense Reimbursement, Fee Waiver and Recovery Agreement. (13)

   (10) Letter Agreement regarding the Expense Reimbursement, Fee Waiver and Recovery Agreement dated November 5, 2009. (13)

   (11) Amended Exhibit A of the Letter Agreement regarding the Expense Reimbursement, Fee Waiver and Recovery Agreement. (15)

   (12)     Investment Management Agreement. (16)

   (13)     Amended Scheduled A of the Investment Management Agreement. (17)

   (14)     Amended Scheduled A of the Investment Management Agreement. (19)

(e)(1)      Distribution Agreement. (4)

   (2)      Amended Exhibit A of the Distribution Agreement. (8)

   (3)      Amended Exhibit A of the Distribution Agreement. (10)

   (4)      Amended Exhibit A of the Distribution Agreement. (13)

   (5)      Amended Exhibit A of the Distribution Agreement. (16)

   (6)      Amended Exhibit A of the Distribution Agreement. (17)

   (7)      Amended Exhibit A of the Distribution Agreement. (19)

(f)         Not Applicable.

(g)(1)      Custody Agreement between the Registrant and The Bank of New York.
            (4)

   (2)      Amended Schedule II of the Custody Agreement. (8)

   (3)      Amended Schedule II of the Custody Agreement. (10)

   (4)      Amended Schedule II of the Custody Agreement. (13)

   (5)      Amended Schedule II of the Custody Agreement. (16)

   (6)      Amended Schedule II of the Custody Agreement. (17)

   (7)      Amended Schedule II of the Custody Agreement. (19)

(h)(1) Transfer Agency Agreement between the Registrant and The Bank of New York. (4)

   (2) Administration and Accounting Agreement between the Registrant and The Bank of New York. (4)

   (3)      Form of Subscription Agreement. (4)

   (4)      Form of Participant Agreement. (4)

   (5) Sublicense Agreement by and among First Trust DJ STOXX(R) Select Dividend 30 Index Fund, STOXX Limited, and First Trust Advisors L.P.
            (4)

   (6) Sublicense Agreement by and among First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund, FTSE International Limited, and First Trust Advisors L.P. (4)

   (7) Sublicense Agreement by and among the First Trust Exchange-Traded Fund II, on behalf of its series First Trust Dow Jones Global Select Dividend Index Fund, Dow Jones & Company, Inc., and First Trust Advisors L.P. (5)

   (8) IPV Calculation Agreement by and between First Trust Advisors L.P. and Telekurs (USA) Inc. (4)

   (9) Sub-IPV Calculation Agreement by and among First Trust Exchange-Traded Fund II, on behalf of First Trust DJ STOXX(R) Select Dividend 30 Index Fund, and First Trust Advisors L.P. (5)

   (10) Sub-IPV Calculation Agreement by and among First Trust Exchange-Traded Fund II, on behalf of First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund, and First Trust Advisors L.P. (5)

   (11) Sub-IPV Calculation Agreement by and among First Trust Exchange-Traded Fund II, on behalf of Dow Jones Global Select Dividend Index Fund, and First Trust Advisors L.P. (5)

   (12) Sublicense Agreement by and among First Trust Exchange-Traded Fund II, on behalf of First Trust ISE Global Wind Energy Index Fund, International Securities Exchange, LLC, and First Trust Advisors L.P. (8)

   (13)     Amended Exhibit A of the Transfer Agency Agreement. (8)

   (14)     Amended Exhibit A of the Administration and Accounting Agreement.
            (8)

   (15) Sub-IOPV Calculation Agreement by and among First Trust Exchange-Traded Fund II, on behalf of First Trust ISE Global Wind Energy Index Fund, and First Trust Advisors L.P. (9)

   (16) Form of Sub-IOPV Calculation Agreement by and among First Trust Exchange- Traded Fund II, on behalf of First Trust ISE Global Engineering and Construction Index Fund, and First Trust Advisors L.P. (10)

   (17) Sublicense Agreement by and among First Trust Exchange-Traded Fund II, on behalf of First Trust ISE Global Engineering and Construction Index Fund, International Securities Exchange, LLC, and First Trust Advisors L.P. (10)

   (18)     Amended Exhibit A of the Transfer Agency Agreement. (10)

   (19)     Amended Exhibit A of the Administration and Accounting Agreement.
            (10)

   (20)     Amended Exhibit A of the Transfer Agency Agreement. (13)

   (21)     Amended Exhibit A of the Administration and Accounting Agreement.
            (13)

   (22) Sublicense Agreement by and between First Trust Exchange-Traded Fund II and First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund. (13)

   (23)     Amended Exhibit A of the Transfer Agency Agreement. (16)

   (24)     Amended Exhibit A of the Administration and Accounting Agreement.
            (16)

   (25) Sublicense Agreement by and between First Trust Exchange-Traded Fund II and First Trust ISE Global Copper Index Fund. (16)

   (26) Sublicense Agreement by and between First Trust Exchange-Traded Fund II and First Trust ISE Global Platinum Index Fund. (16)

   (27)     Amended Exhibit A of the Transfer Agency Agreement. (17)

   (28)     Amended Exhibit A of the Administration and Accounting Agreement.
            (17)

   (29) Sublicense Agreement by and between First Trust Exchange-Traded Fund II and First Trust BICK Index Fund. (17)

   (30)     Amended Exhibit A of the Transfer Agency Agreement. (19)

   (31)     Amended Exhibit A of the Administration and Accounting Agreement.
            (19)

   (32) Sublicense Agreement by and between First Trust Exchange-Traded Fund II and First Trust NASDAQ CEA Smartphone Index Fund. (19)

(i)(1)      Opinion and Consent of Chapman and Cutler LLP dated August 30, 2007.
            (4)

   (2)      Opinion and Consent of Bingham McCutchen LLP dated August 30, 2007.
            (4)

   (3)      Opinion and Consent of Chapman and Cutler LLP dated November 20,
            2007. (5)

   (4)      Opinion and Consent of Bingham McCutchen LLP dated November 20,
            2007. (5)

   (5)      Opinion and Consent of Chapman and Cutler LLP dated January 28,
            2008. (6)

   (6)      Opinion and Consent of Chapman and Cutler LLP dated June 18, 2008.
            (8)

   (7)      Opinion and Consent of Bingham McCutchen LLP dated June 18, 2008.
            (8)

   (8)      Opinion and Consent of Chapman and Cutler LLP dated October 9, 2008.
            (10)

   (9)      Opinion and Consent of Bingham McCutchen LLP dated October 9, 2008.
            (10)

   (10)     Opinion and Consent of Chapman and Cutler LLP dated January 28,
            2009. (11)

   (11) Opinion and Consent of Chapman and Cutler LLP dated November 16, 2009. (13)

   (12)     Opinion and Consent of Bingham McCutchen LLP dated November 16,
            2009. (13)

   (13)     Opinion and Consent of Chapman and Cutler LLP dated January 29,
            2010. (15)

   (14)     Opinion and Consent of Chapman and Cutler LLP dated March 5, 2010.
            (16)

   (15)     Opinion and Consent of Bingham McCutchen LLP dated March 5, 2010.
            (16)

   (16)     Opinion and Consent of Chapman and Cutler LLP dated March 31, 2010.
            (17)

   (17)     Opinion and Consent of Bingham McCutchen LLP dated March 31, 2010.
            (17)

   (18)     Opinion and Consent of Chapman and Cutler LLP. (19)

   (19)     Opinion and Consent of Bingham McCutchen LLP. (19)

(j)         Not Applicable.

(k)         Not Applicable.

(l)         Not Applicable.

(m)(1)      12b-1 Service Plan. (4)

   (2)      Letter Agreement regarding 12b-1 fees dated as of May 1, 2007. (4)

   (3)      Letter Agreement regarding 12b-1 fees dated as of November 13, 2007.
            (5)

   (4)      Amended Exhibit A of the 12b-1 Service Plan. (8)

   (5) Amended Exhibit A of the Letter Agreement regarding 12b-1 fees dated as of November 13, 2007. (8)

   (6)      Amended Exhibit A of the 12b-1 Service Plan. (10)

   (7)      Letter Agreement regarding 12b-1 fees dated June 18, 2008. (10)

   (8)      Letter Agreement regarding 12b-1 fees dated January 28, 2009. (11)

   (9)      Amended Exhibit A of the 12b-1 Service Plan. (13)

   (10)     Letter Agreement regarding 12b-1 fees dated November 5, 2009. (13)

   (11)     Amended Exhibit A of the Letter Agreement regarding 12b-1 fees. (15)

   (12)     Amended Exhibit A of the 12b-1 Service Plan. (16)

   (13)     Letter Agreement regarding 12b-1 fees dated March 3, 2010. (16)

   (14)     Amended Exhibit A of the 12b-1 Service Plan. (17)

   (15)     Letter Agreement regarding 12b-1 fees dated March 15, 2010. (17)

   (16)     Amended Exhibit A of the 12b-1 Service Plan. (19)

   (17)     Amended Exhibit A of the Letter Agreement regarding 12b-1 fees. (19)

(n)         Not Applicable.

(o)         Not Applicable.

(p)(1) First Trust Advisors L.P. Investment Adviser Code of Ethics, amended on May 31, 2006. (2)

   (2)      First Trust Portfolios L.P. Code of Ethics, amended on May 31, 2006.
            (2)

   (3)      First Trust Funds Code of Ethics, amended on May 31, 2006. (2)

   (4) First Trust Advisors L.P., First Trust Portfolios L.P. Code of Ethics, amended on January 1, 2009. (12)

   (5)      First Trust Funds Code of Ethics, amended on January 1, 2009. (12)

(q)(1) Powers of Attorney for Messrs. Bowen, Erickson, Kadlec and Keith authorizing James A. Bowen, W. Scott Jardine, Eric F. Fess, Kristi
            A. Maher and Mark R. Bradley to execute the Registration Statement.
            (7)

   (2) Power of Attorney for Mr. Nielson authorizing James A. Bowen, W. Scott Jardine, Eric F. Fess, Kristi A. Maher and Mark R. Bradley to execute the Registration Statement. (8)

   (3) Powers of Attorney for Messrs. Bowen, Erickson, Kadlec, Keith and Nielson authorizing James A. Bowen, W. Scott Jardine, Eric F. Fess and Kristi A. Maher to execute the Registration Statement. (9)

   (4) Powers of Attorney for Messrs. Bowen, Erickson, Kadlec, Keith and Nielson authorizing James A. Bowen, W. Scott Jardine, Eric F. Fess and Kristi A. Maher to execute the Registration Statement. (12)

   (5) Powers of Attorney for Messrs. Bowen, Erickson, Kadlec, Keith and Nielson authorizing James A. Bowen, W. Scott Jardine, Eric F. Fess and Kristi A. Maher to execute the Registration Statement. (14)

   (6) Powers of Attorney for Messrs. Bowen, Erickson, Kadlec, Keith and Nielson authorizing James A. Bowen, W. Scott Jardine, Mark R. Bradley, Kristi A. Maher and Eric F. Fess and to execute the Registration Statement. (18)

__________________

(1) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on June 21, 2007

(2) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on August 23, 2007

(3) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on August 24, 2007

(4) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on August 30, 2007

(5) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on November 20, 2007

(6) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on January 28, 2008

(7) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on May 23, 2008

(8) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on June 18, 2008

(9) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on September 19, 2008

(10) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on October 9, 2008

(11) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on January 28, 2009

(12) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on August 25, 2009

(13) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on November 16, 2009

(14) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on January 22, 2010

(15) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on January 29, 2010

(16) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on March 8, 2010

(17) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on March 31, 2010

(18) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on August 3, 2010

(19)   To be filed by amendment


ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         Not Applicable.


ITEM 30.            INDEMNIFICATION

      Section 9.5 of the Registrant's Declaration of Trust provides as follows:

      Section 9.5. Indemnification and Advancement of Expenses. Subject to the exceptions and limitations contained in this Section 9.5, every person who is, or has been, a Trustee, officer, or employee of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

      No indemnification shall be provided hereunder to a Covered Person to the extent such indemnification is prohibited by applicable federal law.

      The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person.

      Subject to applicable federal law, expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 9.5 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 9.5.

      To the extent that any determination is required to be made as to whether a Covered Person engaged in conduct for which indemnification is not provided as described herein, or as to whether there is reason to believe that a Covered Person ultimately will be found entitled to indemnification, the Person or Persons making the determination shall afford the Covered Person a rebuttable presumption that the Covered Person has not engaged in such conduct and that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

      As used in this Section 9.5, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, demands, actions, suits, investigations, regulatory inquiries, proceedings or any other occurrence of a similar nature, whether actual or threatened and whether civil, criminal, administrative or other, including appeals, and the words "liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.


ITEM 31. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

First Trust Advisors L.P. ("First Trust") serves as investment adviser to the Registrant, serves as adviser or sub-adviser to 20 mutual funds, 43 exchange-traded funds and 13 closed-end funds and is the portfolio supervisor of certain unit investment trusts. Its principal address is 120 East Liberty Drive, Wheaton, Illinois 60187.


      The principal business of certain of First Trust's principal executive officers involves various activities in connection with the family of unit investment trusts sponsored by First Trust Portfolios L.P. ("FTP"). FTP's principal address is 120 East Liberty Drive, Wheaton, Illinois 60187.

      Information as to other business, profession, vocation or employment during the past two years of the officers and directors of First Trust is as follows:

NAME AND POSITION WITH FIRST TRUST                      EMPLOYMENT DURING PAST TWO YEARS

James A. Bowen, Managing Director/Chief                 Managing Director, Chief Executive Officer (since December 2010) and
Executive Officer                                       President (prior to December 2010), FTP; Chairman of the Board of
                                                        Directors, BondWave LLC and Stonebridge Advisors LLC

Ronald D. McAlister, Managing Director                  Managing Director, FTP

Mark R. Bradley, Managing Director/Chief                Managing Director, Chief Financial Officer and Chief Operations
Financial Officer/Chief Operations Officer              Officer (since December 2010), FTP; Chief Financial Officer,
                                                        BondWave LLC and Stonebridge Advisors LLC

Robert F. Carey, Chief Investment Officer               Senior Vice President, FTP
and Senior Vice President

W. Scott Jardine, General Counsel                       General Counsel, FTP; Secretary of BondWave LLC and
                                                        Stonebridge Advisors LLC

Kristi A. Maher, Deputy General Counsel                 Deputy General Counsel, FTP

Erin Chapman, Assistant General Counsel                 Assistant General Counsel, FTP

John Vasko, Assistant General Counsel                   Assistant General Counsel, FTP

Amy Lum, Assistant General Counsel                      Assistant General Counsel (since November 2010), FTP; Of Counsel,
                                                        The Law Offices of Beau T. Grieman (Ausust 2009 to March 2010);
                                                        Associate, Perkins Coie (April 2008 to August 2009)

R. Scott Hall, Managing Director                        Managing Director, FTP

Andrew S. Roggensack, Managing Director/President       Managing Director, President (since December 2010), FTP

Kathleen Brown, Senior Vice President and Chief         CCO and Senior Vice President, FTP
Compliance Officer

Elizabeth H. Bull, Senior Vice President                Senior Vice President, FTP

Christopher L. Dixon, Senior Vice President             Senior Vice President, FTP

Jane Doyle, Senior Vice President                       Senior Vice President, FTP

James M. Dykas, Senior Vice President                   Senior Vice President, FTP





NAME AND POSITION WITH FIRST TRUST                      EMPLOYMENT DURING PAST TWO YEARS

Jon C. Erickson, Senior Vice President                  Senior Vice President, FTP

Ken Fincher, Senior Vice President                      Senior Vice President, FTP

Kenneth N. Hass, Senior Vice President                  Senior Vice President, FTP

Jason T. Henry, Senior Vice President                   Senior Vice President, FTP

Daniel J. Lindquist, Senior Vice President              Senior Vice President, FTP

David G. McGarel, Senior Vice President                 Senior Vice President, FTP

Mitchell Mohr, Senior Vice President                    Senior Vice President, FTP

Robert M. Porcellino, Senior Vice President             Senior Vice President, FTP

Alan M. Rooney, Senior Vice President                   Senior Vice President, FTP

Roger F. Testin, Senior Vice President                  Senior Vice President, FTP

Kyle Baker, Vice President                              Vice President, FTP

Christina Knierim, Vice President                       Vice President, FTP

Todd Larson, Vice President                             Vice President, FTP

Ronda L. Saeli-Chiappe, Vice President                  Vice President, FTP

Stan Ueland, Vice President                             Vice President, FTP

Katherine Urevig, Vice President                        Vice President, FTP

Brad Bradley, Assistant Vice President                  Assistant Vice President, FTP

Katie D. Collins, Assistant Vice President              Assistant Vice President, FTP

Chris Fallow, Assistant Vice President                  Assistant Vice President, FTP

Kristen Johanneson, Assistant Vice President            Assistant Vice President, FTP

Coleen D. Lynch, Assistant Vice President               Assistant Vice President, FTP

Omar Sepulveda, Assistant Vice President                Assistant Vice President, FTP

John H. Sherren, Assistant Vice President               Assistant Vice President, FTP

Brian Wesbury, Chief Economist                          Chief Economist, FTP

Rob Stein, Senior Economist                             Senior Economist, FTP


ITEM 32.       PRINCIPAL UNDERWRITER

      (a) FTP serves as principal underwriter of the shares of the Registrant, First Trust Exchange-Traded Fund, First Trust Exchange-Traded AlphaDEX(R) Fund and the First Defined Portfolio Fund LLC. FTP serves as principal underwriter and depositor of the following investment companies registered as unit investment trusts: the First Trust Combined Series, FT Series (formerly known as the First Trust Special Situations Trust), the First Trust Insured Corporate Trust, the First Trust of Insured Municipal Bonds, and the First Trust GNMA. The name of each director, officer and partner of FTP is provided below.

      (b) Positions and Offices with Underwriter.

NAME AND PRINCIPAL                        POSITIONS AND OFFICES               POSITIONS AND
BUSINESS ADDRESS*                         WITH UNDERWRITER                    OFFICES WITH FUND

The Charger Corporation                   General Partner                     None

Grace Partners of DuPage L.P.             Limited Partner                     None

James A. Bowen                            Managing Director/Chief             President, Chairman of the Board,
                                          Executive Officer                   Trustee, Chief Executive Officer

Mark R. Bradley                           Managing Director/Chief             Treasurer, Chief Financial Officer
                                          Financial Officer/Chief             and Chief Accounting Officer
                                          Operations Officer

Frank L. Fichera                          Managing Director                   None

Russell J. Graham                         Managing Director                   None

R. Scott Hall                             Managing Director                   None

Ronald D. McAlister                       Managing Director                   None

Richard A. Olson                          Managing Director                   None

Andrew S. Roggensack                      Managing Director/President         None

W. Scott Jardine                          General Counsel                     Secretary

Kristi A. Maher                           Deputy General Counsel              Chief Compliance Officer and
                                                                              Assistant Secretary

Erin Chapman                              Assistant General Counsel           Assistant Secretary

John Vasko                                Assistant General Counsel           None

Amy Lum                                   Assistant General Counsel           None

Dan Affeto                                Senior Vice President               None




NAME AND PRINCIPAL                        POSITIONS AND OFFICES               POSITIONS AND
BUSINESS ADDRESS*                         WITH UNDERWRITER                    OFFICES WITH FUND

Bob Bartel                                Senior Vice President               None

Elizabeth H. Bull                         Senior Vice President               None

Robert F. Carey                           Senior Vice President               None

Patricia L. Costello                      Senior Vice President               None

Christopher L. Dixon                      Senior Vice President               None

Jane Doyle                                Senior Vice President               None

James M. Dykas                            Senior Vice President               Assistant Treasurer

Jon C. Erickson                           Senior Vice President               None

Ken Fincher                               Senior Vice President               None

Wendy Flaherty                            Senior Vice President               None

Kenneth N. Hass                           Senior Vice President               None

Jason T. Henry                            Senior Vice President               None

Rich Jaeger                               Senior Vice President               None

Christian D. Jeppesen                     Senior Vice President               None

Christopher A. Lagioia                    Senior Vice President               None

Daniel J. Lindquist                       Senior Vice President               Vice President

David G. McGarel                          Senior Vice President               None

Mark R. McHenney                          Senior Vice President               None

Mitchell Mohr                             Senior Vice President               None

Paul E. Nelson                            Senior Vice President               None

Steve R. Nelson                           Senior Vice President               None

Robert M. Porcellino                      Senior Vice President               None

Steven R. Ritter                          Senior Vice President               None

Alan Rooney                               Senior Vice President               None

Francine Russell                          Senior Vice President               None




NAME AND PRINCIPAL                        POSITIONS AND OFFICES               POSITIONS AND
BUSINESS ADDRESS*                         WITH UNDERWRITER                    OFFICES WITH FUND

Brad A. Shaffer                           Senior Vice President               None

Brian Sheehan                             Senior Vice President               None

Andrew C. Subramanian                     Senior Vice President               None

Mark P. Sullivan                          Senior Vice President               None

Roger F. Testin                           Senior Vice President               Vice President

Gregory E. Wearsch                        Senior Vice President               None

Patrick Woelfel                           Senior Vice President               None

Kathleen Brown                            Senior Vice President; Chief        None
                                          Compliance Officer

Jonathan Ackerhalt                        Vice President                      None

Dan Affetto                               Vice President                      None

Lance Allen                               Vice President                      None

Jeff Ambrose                              Vice President                      None

Kyle Baker                                Vice President                      None

Carlos Barbosa                            Vice President                      None

Andrew Barnum                             Vice President                      None

Michael Bean                              Vice President                      None

Rob Biddinger                             Vice President                      None

Dan Blong                                 Vice President                      None

Bill Braasch                              Vice President                      None

Cory Bringle                              Vice President                      None

Mike Britt                                Vice President                      None

Alex Brozyna                              Vice President                      None

Nathan S. Cassel                          Vice President                      None

Joshua Crosley                            Vice President                      None




NAME AND PRINCIPAL                        POSITIONS AND OFFICES               POSITIONS AND
BUSINESS ADDRESS*                         WITH UNDERWRITER                    OFFICES WITH FUND

Michael Dawson                            Vice President                      None

Michael Darr                              Vice President                      None

Albert K. Davis                           Vice President                      None

Daren J. Davis                            Vice President                      None

Michael DeBella                           Vice President                      None

Sean Degnan                               Vice President                      None

Robert T. Doak                            Vice President                      None

Joel D. Donley                            Vice President                      None

Brett Egner                               Vice President                      None

Stacy Eppen                               Vice President                      None

Ben Ferwerdo                              Vice President                      None

Edward Foley                              Vice President                      None

Don Fuller                                Vice President                      None

John Gillis                               Vice President                      None

Joann Godbout                             Vice President                      None

Matt D. Graham                            Vice President                      None

William M. Hannold                        Vice President                      None

Mary Jane Hansen                          Vice President                      None

Gaby Harman                               Vice President                      None

Ryan Issakainen                           Vice President                      None

Rich Jacquemart                           Vice President                      None

Rick Johnson                              Vice President                      None

Greg Keefer                               Vice President                      None

Tom Knickerbocker                         Vice President                      None

Christina Knierim                         Vice President                      None




NAME AND PRINCIPAL                        POSITIONS AND OFFICES               POSITIONS AND
BUSINESS ADDRESS*                         WITH UNDERWRITER                    OFFICES WITH FUND

Thomas E. Kotcher                         Vice President                      None

Todd Larson                               Vice President                      None

Daniel Lavin                              Vice President                      None

Michael P. Leyden                         Vice President                      None

Keith L. Litavsky                         Vice President                      None

Eric Maisel                               Vice President                      None

Grant Markgraf                            Vice President                      None

Stephanie L. Martin                       Vice President                      None

Marty McFadden                            Vice President                      None

Nate Memmott                              Vice President                      None

Sean Moriarty                             Vice President                      None

John O'Sullivan                           Vice President                      None

David Pagano                              Vice President                      None

Scott Patton                              Vice President                      None

Brian K. Penney                           Vice President                      None

Blair R. Peterson                         Vice President                      None

Jason Peterson                            Vice President                      None

Craig Pierce                              Vice President                      None

Marisa Prestigiacomo                      Vice President                      None

Craig Prichard                            Vice President                      None

David A. Rieger                           Vice President                      None

James Rowlette                            Vice President                      None

Ronda L. Saeli-Chiappe                    Vice President                      None

Rikka Salrin                              Vice President                      None

Jeffrey M. Samuel                         Vice President                      None




NAME AND PRINCIPAL                        POSITIONS AND OFFICES               POSITIONS AND
BUSINESS ADDRESS*                         WITH UNDERWRITER                    OFFICES WITH FUND

Peter H. Sandford                         Vice President                      None

Debra K. Scherbring                       Vice President                      None

Timothy Schival                           Vice President                      None

Nim Short                                 Vice President                      None

Edward J. Sistowicz                       Vice President                      None

Cal Smith                                 Vice President                      None

Eric Stoiber                              Vice President                      None

Terry Swagerty                            Vice President                      None

Brian Taylor                              Vice President                      None

Kerry Tazakine                            Vice President                      None

Timothy Trudo                             Vice President                      None

Stanley Ueland                            Vice President                      Assistant Vice President

Bryan Ulmer                               Vice President                      None

Katherine Urevig                          Vice President                      None

Barbara E. Vinson                         Vice President                      None

Dan Waldron                               Vice President                      None

Jeff Westergaard                          Vice President                      None

Lewin M. Williams                         Vice President                      None

Jeffrey S. Barnum                         Assistant Vice President            None

Toby A. Bohl                              Assistant Vice President            None

Brad Bradley                              Assistant Vice President            None

Steve Claiborne                           Assistant Vice President            None

Katie D. Collins                          Assistant Vice President            None

Ann Marie Giudice                         Assistant Vice President            None

Debbie Del Giudice                        Assistant Vice President            None




NAME AND PRINCIPAL                        POSITIONS AND OFFICES               POSITIONS AND
BUSINESS ADDRESS*                         WITH UNDERWRITER                    OFFICES WITH FUND

Chris Fallow                              Assistant Vice President            None

Ken Harrison                              Assistant Vice President            None

Anita K. Henderson                        Assistant Vice President            None

James V. Huber                            Assistant Vice President            None

Kristen Johanneson                        Assistant Vice President            None

Daniel C. Keller                          Assistant Vice President            None

Coleen D. Lynch                           Assistant Vice President            Assistant Vice President

Robert J. Madeja                          Assistant Vice President            None

David M. McCammond-Watts                  Assistant Vice President            None

Michelle Parker                           Assistant Vice President            None

Steve Schwarting                          Assistant Vice President            None

Omar Sepulveda                            Assistant Vice President            None

John H. Sherren                           Assistant Vice President            None

Lee Sussman                               Assistant Vice President            None

Christopher J. Thill                      Assistant Vice President            None

Dave Tweeten                              Assistant Vice President            None

Thomas G. Wisnowski                       Assistant Vice President            None

* All addresses are
120 East Liberty Drive,
Wheaton Illinois 60187
unless otherwise noted.

         (c)   Not Applicable.


ITEM 33.       LOCATION OF ACCOUNTS AND RECORDS

      First Trust, 120 East Liberty Drive, Wheaton, Illinois 60187, maintains the Registrant's organizational documents, minutes of meetings, contracts of the Registrant and all advisory material of the investment adviser.

      The Bank of New York Mellon Corporation ("BONY"), 101 Barclay Street, New York, New York 10286, maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other requirement records not maintained by First Trust.

      BONY also maintains all the required records in its capacity as transfer, accounting, dividend payment and interest holder service agent for the Registrant.

ITEM 34.       MANAGEMENT SERVICES

         Not Applicable.


ITEM 35.       UNDERTAKINGS

         Not Applicable.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Wheaton, and State of Illinois, on the 6th day of January, 2011.

                                    FIRST TRUST EXCHANGE-TRADED FUND II



                                    By: /s/ James A. Bowen
                                        -------------------------------------
                                        James A. Bowen, President


      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


SIGNATURE                              TITLE                   DATE
                       Treasurer and Chief Financial
/s/ Mark R. Bradley    and Accounting Officer                  January 6, 2011
---------------------
Mark R. Bradley

                       President, Chief Executive Officer,
/s/ James A. Bowen     Chairman and Trustee                    January 6, 2011
---------------------
James A. Bowen

Richard E. Erickson*     Trustee     )
                                     )
Thomas R. Kadlec*        Trustee     )                 BY: /s/ James A. Bowen
                                     )                     -------------------
Robert F. Keith*         Trustee     )                     James A. Bowen
                                     )                     Attorney-In-Fact
Niel B. Nielson*         Trustee     )                     January 6, 2011


* Original powers of attorney authorizing James A. Bowen, W. Scott Jardine, Mark R. Bradley, Eric F. Fess and Kristi A. Maher to execute Registrant's Registration Statement, and Amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, are incorporated by reference herein.

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